Non-controlling interest - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 07, 2021	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Proceeds from minority interest investment in Curaleaf International		$ 83,979
Curaleaf International
Disclosure of subsidiaries [line items]
Proceeds from minority interest investment in Curaleaf International	$ 130,798
Ownership percentage by third parties	31.50%